J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Inflation Managed Bond ETF

(the “Fund”)

(a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated February 9, 2024

to the current Summary Prospectus, Prospectus and Statement of Additional Information, as supplemented

Portfolio Manager Retirement. Steven Lear previously announced his retirement from J.P. Morgan Investment Management Inc. Effective March 1, 2024, all references to Steven Lear will be removed from the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-IMBETF-224